Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment	(a) Overview of property, plant and equipment, including right-of-use assets

						2024
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,418	895	5,702	375	654	9,044
Accumulated depreciation and impairment	(437)	(443)	(3,360)	(221)		(4,461)
Net book value at 1 January	981	452	2,342	154	654	4,583
Differences on exchange	(29)	(26)	(139)	(4)	(37)	(235)
Additions
– right-of-use assets	—	152	—	105	—	257
– separately acquired	—	—	23	—	469	492
Reallocations	87	13	385	—	(485)	—
Depreciation	(35)	(97)	(291)	(74)	—	(497)
Impairment	(89)	(41)	(41)	(2)	—	(173)
Right-of-use assets − reassessments, modifications and terminations	—	8	—	2	—	10
Disposals	(48)	(3)	(6)	—	—	(57)
Net reclassifications as held-for-sale	—	(1)	—	—	—	(1)
31 December
Cost	1,360	888	5,566	437	601	8,852
Accumulated depreciation and impairment	(493)	(431)	(3,293)	(256)		(4,473)
Net book value at 31 December	867	457	2,273	181	601	4,379

						2023
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,475	940	5,962	362	767	9,506
Accumulated depreciation and impairment	(473)	(474)	(3,507)	(185)		(4,639)
Net book value at 1 January	1,002	466	2,455	177	767	4,867
Differences on exchange	(41)	(25)	(135)	(8)	(43)	(252)
Additions
– right-of-use assets	—	112	—	84	—	196
– separately acquired	—	—	20	—	460	480
Reallocations	69	24	431	—	(524)	—
Depreciation	(34)	(102)	(293)	(77)	—	(506)
Impairment	—	(5)	(131)	(9)	(6)	(151)
Right-of-use assets − reassessments, modifications and terminations	—	(15)	—	(13)	—	(28)
Disposals	(1)	(3)	(5)	—	—	(9)
Net reclassifications as held-for-sale	(14)	—	—	—	—	(14)
31 December
Cost	1,418	895	5,702	375	654	9,044
Accumulated depreciation and impairment	(437)	(443)	(3,360)	(221)		(4,461)
Net book value at 31 December	981	452	2,342	154	654	4,583

Schedule of Leasehold Land and Property Comprises

	2024 £m	2023 £m
Leasehold land and property comprises
- net book value of long leasehold	22	18
- net book value of short leasehold	435	434
	457	452

Schedule of Leasehold Property Net Book Value Movements

2024
Leasehold property net book value movements for the year ended 31 December 2024	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	147	(7)	(50)	5	95
- Right-of-use properties (IFRS 16)	305	(19)	(88)	164	362
	452	(26)	(138)	169	457

					2023
Leasehold property net book value movements for the year ended 31 December 2023	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	152	(10)	(12)	17	147
- Right-of-use properties (IFRS 16)	314	(15)	(95)	101	305
	466	(25)	(107)	118	452
Note:
*Property acquired (IAS 16 Property, plant and equipment) other net movements for leasehold improvements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas other net movements for right-of-use properties (IFRS 16) relate to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 13(a).
Schedule of Cost of Freehold Land

	2024 £m	2023 £m
Cost of freehold land within freehold property on which no depreciation is provided	151	238